LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2021
LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE
Schedule of Long-term Debt

	December 31,
	2021	2020
France term loan	4,848	4,394
Japanese term loan (YEN)	786	900
Germany term loan	111	193
USA term loan	—	180
Korea term loan	11	—
Malaysia term loan	3	8
Total long term debt	5,759	5,675
Less current portion	(830)	(4,532)
Total long-term portion	4,930	1,143

Schedule of Long-term Debt Instruments

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly instalment
EDAP Technomed Co. Ltd	50,000,000	April 2, 2025	1.8%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	400,000	April 30, 2023	2.40%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	780,457	April 1, 2025	0.99%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	72,222	July 5, 2024	0.45%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	218,000	April 1, 2025	0.99%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 11, 2021	0.25%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2021	0.25%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED SDN BHD	90,000	July 31, 2022	4.64%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED INC	221,217	May 14, 2022	1%	Monthly instalment

Schedule of Long-term Debt and Financial Instrument Maturities

2022	828
2023	1,512
2024	1,504
2025	1,229
2026 and thereafter	686
Total	5,759